LONG-TERM DEBT - Summary of Interest on Long-Term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt [Line Items]
Average borrowing rate per annum	5.06%	5.50%	6.71%